Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2015
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets

	December 31,
	2014	2015

Carryforward tax losses	$1,349	$1,536
Temporary differences	1,715	2,086

Deferred tax assets before valuation allowance	3,064	3,622
Valuation allowance	2,741	3,287

Net deferred tax asset	323	335

Deferred tax liability	122	77

Net deferred tax assets	$201	$258

Schedule of taxes on income

	Year ended December 31,
	2013	2014	2015

Current taxes	$1,435	$914	$766
Deferred taxes	(42)	(132)	(57)

	$1,393	$782	$709

Domestic	$1,012	$201	$(113)
Foreign	381	581	822

	$1,393	$782	$709

	Year ended December 31,
	2013	2014	2015
Domestic taxes:

Current taxes	$1,012	$201	$(113)

Foreign taxes:

Current taxes	423	713	879
Deferred taxes	(42)	(132)	(57)

	381	581	822

Taxes on income	$1,393	$782	$709

Schedule of unrecognized tax benefits
	Year ended December 31,
	2014	2015

Beginning of year	$1,075	$1,187
Decrease related to prior years’ positions		(113)
Increase related to current year positions	112

Balance at December 31	$1,187	$1,074

Schedule of statutory tax rate

	Year ended December 31,
	2013	2014	2015
Income before taxes, as reported in the consolidated statements of income	$2,527	$3,805	$5,434

Theoretical tax expense on the above amount at the Israeli statutory tax rate	$632	$1,008	$1,440
Tax adjustment in respect of different tax rate of foreign subsidiaries	98	44	101
Non-deductible expenses and other permanent differences	79	190	184
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	1,691	218	546
Stock compensation relating to stock options per ASC No. 718	44	238	606
Beneficiary enterprise benefits (*)	(1,157)	(937)	(1,685)
Foreign exchange differences (**)	-	(96)	(375)
Increase (decrease) in other uncertain tax positions—net	-	112	(113)
Other	6	5	5

Actual tax expense	$1,393	$782	$709

(*) Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status	0.13	0.06	0.19

Diluted earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status	0.12	0.05	0.17

Schedule of Income before income taxes
	Year ended December 31,
	2013	2014	2015

Domestic	$1,532	$2,212	$3,204
Foreign	995	1,593	2,230

Income before income taxes	$2,527	$3,805	$5,434